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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      December 31, 2006
                                               ---------------------------

Check here if Amendment [ ]; Amendment Number:  1
                                              --------
This Amendment (Check only one.):   [X] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SAB Capital Management, LP
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Address:    712 Fifth Avenue, 42nd Floor
            ------------------------------------------
            New York, NY 10019
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 Form 13F File Number: 28-06339
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Jackelow
          --------------------------------------------
Title:    Chief Financial Officer
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Phone:    212-457-8010
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian Jackelow          New York, NY                     February 14, 2007
---------------------  ------------------------------     ----------------------
[Signature]                [City, State]                        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                      1
                                              -----------------------

Form 13F Information Table Entry Total:                32
                                              -----------------------

Form 13F Information Table Value Total:             507,980
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

          1          28-06341                   SAB Capital Advisors, LLC


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                           FORM 13F INFORMATION TABLE

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        COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7        COLUMN 8
                                                                                                                   VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
     NAME OF ISSUER             TITLE OF       CUSIP    VALUE    SHRS OR   SH/PRN PUT/CALL INVESTMENT  OTHER    SOLE     SHARED NONE
                                  CLASS                 (X1000)   PRN AMT                  DISCRETION MANAGERS
----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MEDICAL OPTICS INC        COM        00763M108  41,781  1,186,967   SH             DEFINED      1     1,186,967    0    0
ALESCO FINL INC                    COM        014485106  16,050  1,500,000   SH             DEFINED      1     1,500,000    0    0
ATP OIL & GAS CORP                 COM        00208J108  19,785    500,000   SH             DEFINED      1       500,000    0    0
BAUSCH & LOMB INC                  COM        071707103  23,528    451,934   SH             DEFINED      1       451,934    0    0
CARROLS RESTAURANT GROUP INC       COM        14574X104  12,792    902,100   SH             DEFINED      1       902,100    0    0
CBRE REALTY FINANCE INC            COM        12498B307  11,783    750,000   SH             DEFINED      1       750,000    0    0
CHARTER COMMUNICATIONS INC D       CL A       16117M107  19,718  6,443,842   SH             DEFINED      1     6,443,842    0    0
COUNTRYWIDE FINANCIAL CORP         COM        222372104  22,499    530,000   SH             DEFINED      1       530,000    0    0
GENESIS LEASE LTD                  ADR        37183T107  25,850  1,100,000   SH             DEFINED      1     1,100,000    0    0
INTRALASE CORP                     COM        461169104  12,753    569,857   SH             DEFINED      1       569,857    0    0
ISHARES TR                     RUSSELL 2000   464287955      31      4,135   SH     PUT     DEFINED      1         4,135    0    0
ISHARES TR                     RUSSELL 2000   464287955      22      8,670   SH     PUT     DEFINED      1         8,670    0    0
KBR INC                            COM        48242W106   5,232    200,000   SH             DEFINED      1       200,000    0    0
KOHLBERG CAPITAL CORP              COM        500233101   6,920    400,000   SH             DEFINED      1       400,000    0    0
LCA-VISION INC                COM PAR $.001   501803308   8,264    240,500   SH             DEFINED      1       240,500    0    0
MARATHON ACQUISITION CORP    W EXP 08/24/2011 565756111   1,424  1,582,600   SH             DEFINED      1     1,582,600    0    0
MARATHON ACQUISITION CORP          COM        565756103  14,063  1,875,000   SH             DEFINED      1     1,875,000    0    0
MEDCO HEALTH SOLUTIONS INC         COM        58405U102   7,980    149,320   SH             DEFINED      1       149,320    0    0
NEW RIV PHARMACEUTICALS INC        COM        648468205   1,136     20,765   SH             DEFINED      1        20,765    0    0
NEWSTAR FINANCIAL INC              COM        65251F105   7,186    389,475   SH             DEFINED      1       389,475    0    0
PFSWEB INC                         COM        717098107     451    367,000   SH             DEFINED      1       367,000    0    0
PHH CORP                         COM NEW      693320202  65,566  2,271,077   SH             DEFINED      1     2,271,077    0    0
QUALCOMM INC                       COM        747525103  13,528    357,985   SH             DEFINED      1       357,985    0    0
QUALCOMM INC                       PUT        747525953     510      3,400   SH     PUT     DEFINED      1         3,400    0    0
TELEFONOS DE MEXICO S A       SPON ADR ORD L  879403780   4,394    155,500   SH             DEFINED      1       155,500    0    0
TERRA INDS INC                     COM        880915103  29,630  2,473,300   SH             DEFINED      1     2,473,300    0    0
TRUE RELIGION APPAREL INC          COM        89784N104   6,670    435,639   SH             DEFINED      1       435,639    0    0
UNITEDHEALTH GROUP INC             COM        91324P102  33,323    620,200   SH             DEFINED      1       620,200    0    0
WCI CMNTYS INC                     COM        92923C104  23,975  1,250,000   SH             DEFINED      1     1,250,000    0    0
WESTFIELD FINANCIAL INC            COM        96008D101     500     50,000   SH             DEFINED      1        50,000    0    0
WILLBROS GROUP INC                 COM        969199108  23,620  1,249,743   SH             DEFINED      1     1,249,743    0    0
WILLIAMS COS INC DEL               COM        969457100  47,016  1,800,000   SH             DEFINED      1     1,800,000    0    0
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